Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Other Income and Expenses

	2025	2024	2023
Other income:
Gain on sale of long-lived assets	Ps. 389	Ps. 232	Ps. 178
Cancellation of contingencies (See Note 24.6)	684	417	1,079
Tax credit recovery (1)	—	1,154	—
Foreign exchange gain related to operating activities	529	—	339
Insurance recovery (See Note 2.5) (3)	1,882	1,744	2
Other	625	670	383
Total	Ps. 4,109	Ps. 4,217	Ps. 1,981
Other expenses:
Provisions for contingencies (See Note 24.6)	Ps. 921	Ps. 593	Ps. 1,306
Loss on the retirement of long-lived assets (4)	431	482	186
Loss on sale of long-lived assets	95	95	84
Insurance expenses (See Note 2.5) (4)	186	400	2
Impairment on equity investments (See Note 8)	13	—	143
Severance payments	508	244	202
Donations	52	39	345
Foreign exchange losses related to operating activities	—	893	—
Tax credit recovery payment to former shareholders (2)	—	998	—
Other	1,268	1,192	985
Total	Ps. 3,474	Ps. 4,936	Ps. 3,253

(1) This amount is presented in other non-current financial assets. See Note 12.2
(2) This amount is presented in other non-current financial liabilities. See Note 24.4
(3) The amounts for 2025 and 2024 include the recovery of write-off for damaged assets by hurricanes in Mexico and floods in Brazil.
(4) The amount for 2024 include the impacts of the write-off for damaged assets by hurricanes in Mexico and floods in Brazil. These impacts represent only a portion of the total recognized in the Consolidated Income Statements. For further information See Note 2.5